CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 712	$ 175	$ (624)	$ 524	$ 293	$ 361	$ 137	$ 120	$ 787	$ 911	$ 888
Other comprehensive income, after-tax
Unrealized net capital gains and losses									452	1,911	3,424
Unrealized foreign currency translation adjustments									(12)	23	40
Unrecognized pension and other postretirement benefit cost									(239)	94	(214)
Other comprehensive income, after-tax									201	2,028	3,250
Comprehensive income									$ 988	$ 2,939	$ 4,138